UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    55 Fifth Avenue, 18th Floor
            New York, New York  10003

13F File Number: 028-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elias
Title:     Chief Compliance Officer
Phone:     (212) 647-8126


Signature, Place and Date of Signing:

/s/ David Elias                 New York, New York             May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:  $121,052
                                        (thousands)


List of Other Included Managers: None

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN 2        COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                TITLE                      VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS           CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION  MNGRS     SOLE    SHARED  NONE

ACE LTD                       SHS               H0023R105  2,549       48,730   SH          SOLE      NONE       48,730
ADVANCE AUTO PARTS INC        COM               00751Y106  1,676       39,976   SH          SOLE      NONE       39,976
ARCH CAP GROUP LTD            ORD               G0450A105  3,396       44,532   SH          SOLE      NONE       44,532
ASSOCIATED ESTATES RLTY CORP  COM               045604105  1,906      138,182   SH          SOLE      NONE      138,182
AUTOZONE INC                  COM               053332102  2,373       13,710   SH          SOLE      NONE       13,710
CHESAPEAKE LODGING TR         SH BEN INT        165240102    291       14,947   SH          SOLE      NONE       14,947
CHUBB CORP                    COM               171232101  2,490       48,024   SH          SOLE      NONE       48,024
COCA COLA ENTERPRISES INC     COM               191219104  3,209      116,000   SH          SOLE      NONE      116,000
CORRECTIONS CORP AMER NEW     COM NEW           22025Y407  3,701      186,360   SH          SOLE      NONE      186,360
DIAMONDROCK HOSPITALITY CO    COM               252784301  2,218      219,380   SH          SOLE      NONE      219,380
EBAY INC                      COM               278642103  4,020      149,052   SH          SOLE      NONE      149,052
ENDURANCE SPECIALTY HLDGS LT  SHS               G30397106  1,226       33,000   SH          SOLE      NONE       33,000
ENTERTAINMENT PPTYS TR        CONV PFD 9% SR E  29380T600  5,266      201,600   SH          SOLE      NONE      201,600
EQUITY LIFESTYLE PPTYS INC    COM               29472R108  5,428      100,739   SH          SOLE      NONE      100,739
EVEREST RE GROUP LTD          COM               G3223R108  3,480       43,000   SH          SOLE      NONE       43,000
FAMILY DLR STORES INC         COM               307000109  4,466      122,000   SH          SOLE      NONE      122,000
FELCOR LODGING TR INC         PFD CV A $1.95    31430F200  8,375      462,700   SH          SOLE      NONE      462,700
FIDELITY NATIONAL FINANCIAL   CL A              31620R105  2,781      187,631   SH          SOLE      NONE      187,631
FISERV INC                    COM               337738108  2,183       43,000   SH          SOLE      NONE       43,000
HOME DEPOT INC                COM               437076102  2,338       72,284   SH          SOLE      NONE       72,284
HOSPITALITY PPTYS TR          NOTE 3.800% 3/1   44106MAK8  4,478    4,500,000   PRN         SOLE      NONE    4,500,000
HOST HOTELS & RESORTS INC     COM               44107P104  5,860      400,000   SH  PUT     SOLE      NONE      400,000
INTERCONTINENTAL HTLS GRP PL  SPONS ADR NEW     45857P301  7,037      449,953   SH          SOLE      NONE      449,953
MERITAGE HOMES CORP           COM               59001A102  3,009      143,299   SH          SOLE      NONE      143,299
MICROSOFT CORP                COM               594918104  3,456      118,000   SH          SOLE      NONE      118,000
MOBILE MINI INC               COM               60740F105  1,588      102,500   SH          SOLE      NONE      102,500
NVR INC                       COM               62944T105  2,310        3,180   SH          SOLE      NONE        3,180
O REILLY AUTOMOTIVE INC       COM               686091109  3,541       84,900   SH          SOLE      NONE       84,900
ORACLE CORP                   COM               68389X105  5,579      217,000   SH          SOLE      NONE      217,000
REDWOOD TR INC                COM               758075402  2,265      146,913   SH          SOLE      NONE      146,913
REGIS CORP MINN               COM               758932107  1,907      102,091   SH          SOLE      NONE      102,091
RETAIL OPPORTUNITY INVTS COR  COM               76131N101  4,178      412,864   SH          SOLE      NONE      412,864
RYLAND GROUP INC              COM               783764103    954       42,534   SH          SOLE      NONE       42,534
SIMON PPTY GROUP INC NEW      COM               828806109  2,265       27,000   SH          SOLE      NONE       27,000
TARGET CORP                   COM               87612E106  3,841       73,015   SH          SOLE      NONE       73,015
TD AMERITRADE HLDG CORP       COM               87236Y108  3,017      158,289   SH          SOLE      NONE      158,289
WAL MART STORES INC           COM               931142103  2,395       43,070   SH          SOLE      NONE       43,070

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